Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 261,270	$ 174,525
Accumulated impairment losses, Beginning Balance	(189,705)	(106,235)
Goodwill, Net, Beginning Balance	71,565	68,290
Transactions in Period [Abstract]
Goodwill associated with MoboTap and reclassified from assets held for sale to assets held for use		83,470
Goodwill impairment recognized for MoboTap		(83,470)
Goodwill associated with an acquisition		1,000
Foreign currency translation adjustment	(1,933)	2,275
Impairment losses	(16,369)
Goodwill, Ending balance	255,795	261,270
Accumulated impairment losses, Ending balance	(202,532)	(189,705)
Goodwill, Net, Ending balance	53,263	71,565
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	73,941	72,011
Accumulated impairment losses, Beginning Balance	(35,788)	(35,788)
Goodwill, Net, Beginning Balance	38,153	36,223
Transactions in Period [Abstract]
Goodwill associated with MoboTap and reclassified from assets held for sale to assets held for use		0
Goodwill impairment recognized for MoboTap		0
Goodwill associated with an acquisition		1,000
Foreign currency translation adjustment	(772)	930
Impairment losses	0
Goodwill, Ending balance	69,627	73,941
Accumulated impairment losses, Ending balance	(32,246)	(35,788)
Goodwill, Net, Ending balance	37,381	38,153
Operating Segments [Member] | Sogou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	5,908	5,565
Accumulated impairment losses, Beginning Balance	0	0
Goodwill, Net, Beginning Balance	5,908	5,565
Transactions in Period [Abstract]
Goodwill associated with MoboTap and reclassified from assets held for sale to assets held for use		0
Goodwill impairment recognized for MoboTap		0
Goodwill associated with an acquisition		0
Foreign currency translation adjustment	(283)	343
Impairment losses	0
Goodwill, Ending balance	5,625	5,908
Accumulated impairment losses, Ending balance	0	0
Goodwill, Net, Ending balance	5,625	5,908
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	181,421	96,949
Accumulated impairment losses, Beginning Balance	(153,917)	(70,447)
Goodwill, Net, Beginning Balance	27,504	26,502
Transactions in Period [Abstract]
Goodwill associated with MoboTap and reclassified from assets held for sale to assets held for use		83,470
Goodwill impairment recognized for MoboTap		(83,470)
Goodwill associated with an acquisition		0
Foreign currency translation adjustment	(878)	1,002
Impairment losses	(16,369)
Goodwill, Ending balance	180,543	181,421
Accumulated impairment losses, Ending balance	(170,286)	(153,917)
Goodwill, Net, Ending balance	$ 10,257	$ 27,504